Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment in aggregate costs	$ 5,699	$ 25,402	$ 132,725
Depreciation expense	43,071	46,202	51,285
Disposed property, plant and equipment		9,420	$ 70,657
Property, plant and equipment, net	69,684	107,338
Motor Vehicle [Member] | Finance Lease Arrangement [Member]
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net	$ 53,365	$ 78,601